INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Available for sale:
Amortized cost	$ 129,298	$ 165,018
Gross unrealized holding gains	92	741
Gross unrealized holding losses	2,391	11,817
Estimated fair value	126,999	153,942
U.S. Government agency securities
Available for sale:
Amortized cost	127,607	160,063
Gross unrealized holding gains	7
Gross unrealized holding losses	2,391	11,714
Estimated fair value	125,223	148,349
Municipal obligations
Available for sale:
Amortized cost	1,691	3,035
Gross unrealized holding gains	85	83
Gross unrealized holding losses		103
Estimated fair value	1,776	3,015
Corporate Securities
Available for sale:
Amortized cost		1,920
Gross unrealized holding gains		658
Gross unrealized holding losses
Estimated fair value		$ 2,578